Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

18.    LOSS PER SHARE

For the years ended December 31, 2023, 2024 and 2025, the outstanding warrants including Public Warrants and Private Placement Warrants, were excluded from the calculation of diluted loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

The loss per Class A ordinary shares and the loss per Class B ordinary shares are the same. The following table sets forth the computation of basic and diluted loss per share in accordance with ASC 260 on computation of loss per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the years ended December 31,
	2023	2024	2025
Numerator:
Net loss	$(6,726,689)	$(10,978,791)	$(5,970,105)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted*	360,000,000	360,000,000	362,554,988
Basic and diluted net loss per share attributable to ordinary shareholders of Polibeli Group Ltd*	$(0.02)	$(0.03)	$(0.02)

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*        Par value of ordinary shares and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)